BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Pro Forma Revenue and Earnings (Details) - Legacy Dole - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Actual revenue	$ 1,915,458	$ 0
Net loss attributable to Legacy Dole	$ (80,604)	$ 0